Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash	$ 6,675	$ 48,310
Prepaid expenses and other current assets	3,250	3,250
Equipment deposits	0	27,971
Total current assets	9,925	79,531
Non-current assets:
Property and equipment, net	453,342	1,039,683
Digital currencies	82,855	2
Deposits	700	700
Total assets	546,822	1,119,916
Current liabilities:
Accounts payable	84,443	39,028
Accrued expenses	25,274	24,456
Due to related party	122,907	69,854
Derivative liabilities	164,834	1,617,774
Convertible notes payable, net of discounts	251,384	457,147
PPP loan payable	7,583	0
Total current liabilities	656,425	2,208,259
Total liabilities	656,425	2,208,259
Commitments and contingencies	0	0
Stockholders' deficit:
Common stock, $0.001 par value, (250,000,000 shares authorized, 103,164,460 and 29,824,187 shares issued and outstanding as of June 30, 2020 and 2019, respectively)	103,165	29,825
Additional paid-in capital	21,851,284	19,864,239
Accumulated deficit	(22,064,982)	(20,983,207)
Total stockholders' deficit	(109,603)	(1,088,343)
Total liabilities and stockholders' deficit	546,822	1,119,916
Preferred Stock Series A [Member]
Stockholders' deficit:
Preferred stock	500	500
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred stock	$ 430	$ 300